Contract Balances - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Contract liabilities as of beginning of year	$ 450,360	$ 326,044
Revenue recognized from prior year contract liabilities	(450,360)	(326,044)
Net increase in contract liabilities during the year	753,251	450,360
Contract liabilities as of end of year	$ 753,251	$ 450,360